Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information of Changes in Liabilities Arising from Financing Activities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing received from the BCRA and other financial institutions
Opening balance	$ 57,187,788
Proceeds	85,421,927
Movement in accrued interest	3,265,273
Derecognition or substantial modification of financial liabilities	330,089
Difference in quoted prices of foreign currency	33,228,268
Monetary effects	(26,190,191)
Ending balance	153,243,154
Issued Corporate Bonds
Opening balance	19,455,743
Proceeds	720,401,897
Payments	(59,352,355)	$ (108,479,558)	$ (13,973,237)
Movement in accrued interest	37,055,310
Derecognition or substantial modification of financial liabilities	60,075
Difference in quoted prices of foreign currency	139,523,440
Monetary effects	(99,559,533)
Ending balance	757,584,577	19,455,743
Subordinated Corporate Bonds
Opening balance	549,446,878
Payments	(41,308,474)	(37,319,313)	$ (37,077,213)
Movement in accrued interest	36,261,152
Derecognition or substantial modification of financial liabilities	1,739,519
Difference in quoted prices of foreign currency	197,553,678
Monetary effects	(155,660,589)
Ending balance	$ 588,032,164	$ 549,446,878